Accounting policies - Impairment of financial assets - Macroeconomic variable assumptions (Details)	12 Months Ended
	Dec. 31, 2020 $ / $ item	Dec. 31, 2019 $ / $
Financial instruments
Peso/USD (Exchange rate at end of period)	19.9087	18.8642
Base
Financial instruments
GDP (as a percent year over year)	0.73%
CPI (as a percent year over year)	3.60%
Unemployment rates (as a percent of active population)	3.74%
Peso/USD (Exchange rate at end of period)	19.68
Loans Mortgage (as a percent year over year)	9.10
Loans - Consumer (as a percent year over year)	6.10
Deposits Total (as a percent year over year)	4.34
Stock markets (level) | item	44,672.92
Base | 2021
Financial instruments
GDP (as a percent year over year)	1.45%
CPI (as a percent year over year)	3.50%
Unemployment rates (as a percent of active population)	4.02%
Peso/USD (Exchange rate at end of period)	20.32
Loans Mortgage (as a percent year over year)	8.90
Loans - Consumer (as a percent year over year)	5.85
Deposits Total (as a percent year over year)	4.93
Stock markets (level) | item	46,995.91
Base | 2022
Financial instruments
GDP (as a percent year over year)	1.70%
CPI (as a percent year over year)	3.50%
Unemployment rates (as a percent of active population)	4.27%
Peso/USD (Exchange rate at end of period)	20.62
Loans Mortgage (as a percent year over year)	8.50
Loans - Consumer (as a percent year over year)	5.83
Deposits Total (as a percent year over year)	5.17
Stock markets (level) | item	49,439.70
Base | 2023
Financial instruments
GDP (as a percent year over year)	1.70%
CPI (as a percent year over year)	3.50%
Unemployment rates (as a percent of active population)	4.42%
Peso/USD (Exchange rate at end of period)	20.94
Loans Mortgage (as a percent year over year)	8.50
Loans - Consumer (as a percent year over year)	5.79
Deposits Total (as a percent year over year)	5.06
Stock markets (level) | item	52,010.57
Upside
Financial instruments
GDP (as a percent year over year)	1.92%
CPI (as a percent year over year)	3.38%
Unemployment rates (as a percent of active population)	3.40%
Peso/USD (Exchange rate at end of period)	19.09
Loans Mortgage (as a percent year over year)	10.25
Loans - Consumer (as a percent year over year)	7.32
Deposits Total (as a percent year over year)	5.37
Stock markets (level) | item	45,041.47
Upside | 2021
Financial instruments
GDP (as a percent year over year)	2.35%
CPI (as a percent year over year)	3.20%
Unemployment rates (as a percent of active population)	3.51%
Peso/USD (Exchange rate at end of period)	18.28
Loans Mortgage (as a percent year over year)	11.04
Loans - Consumer (as a percent year over year)	8.12
Deposits Total (as a percent year over year)	7.91
Stock markets (level) | item	48,238.04
Upside | 2022
Financial instruments
GDP (as a percent year over year)	2.80%
CPI (as a percent year over year)	2.90%
Unemployment rates (as a percent of active population)	3.67%
Peso/USD (Exchange rate at end of period)	18.56
Loans Mortgage (as a percent year over year)	10.90
Loans - Consumer (as a percent year over year)	8.37
Deposits Total (as a percent year over year)	7.19
Stock markets (level) | item	53,896.65
Upside | 2023
Financial instruments
GDP (as a percent year over year)	3.10%
CPI (as a percent year over year)	2.92%
Unemployment rates (as a percent of active population)	3.66%
Peso/USD (Exchange rate at end of period)	18.85
Loans Mortgage (as a percent year over year)	11.16
Loans - Consumer (as a percent year over year)	8.62
Deposits Total (as a percent year over year)	7.23
Stock markets (level) | item	60,543.31
Downside
Financial instruments
GDP (as a percent year over year)	(7.10%)
CPI (as a percent year over year)	8.40%
Unemployment rates (as a percent of active population)	6.57%
Peso/USD (Exchange rate at end of period)	25.57
Loans Mortgage (as a percent year over year)	(4.50)
Loans - Consumer (as a percent year over year)	(7.40)
Deposits Total (as a percent year over year)	(3.43)
Stock markets (level) | item	34,264.49
Downside | 2021
Financial instruments
GDP (as a percent year over year)	0.00%
CPI (as a percent year over year)	8.78%
Unemployment rates (as a percent of active population)	7.27%
Peso/USD (Exchange rate at end of period)	25.66
Loans Mortgage (as a percent year over year)	(0.20)
Loans - Consumer (as a percent year over year)	0.39
Deposits Total (as a percent year over year)	(2.37)
Stock markets (level) | item	30,717.74
Downside | 2022
Financial instruments
GDP (as a percent year over year)	0.80%
CPI (as a percent year over year)	7.60%
Unemployment rates (as a percent of active population)	5.61%
Peso/USD (Exchange rate at end of period)	24.53
Loans Mortgage (as a percent year over year)	1.40
Loans - Consumer (as a percent year over year)	2.48
Deposits Total (as a percent year over year)	(0.14)
Stock markets (level) | item	31,697.27
Downside | 2023
Financial instruments
GDP (as a percent year over year)	1.20%
CPI (as a percent year over year)	6.30%
Unemployment rates (as a percent of active population)	5.06%
Peso/USD (Exchange rate at end of period)	23.87
Loans Mortgage (as a percent year over year)	4.20
Loans - Consumer (as a percent year over year)	4.69
Deposits Total (as a percent year over year)	1.73
Stock markets (level) | item	32,977.75
Long-run | Post-model adjustments - overlays
Financial instruments
GDP (as a percent year over year)	(0.89%)
CPI (as a percent year over year)	3.12%
Unemployment rates (as a percent of active population)	4.08%
Peso/USD (Exchange rate at end of period)	23.29
Loans Mortgage (as a percent year over year)	3.60
Loans - Consumer (as a percent year over year)	(8.76)
Deposits Total (as a percent year over year)	(1.28)
Stock markets (level)	41,141.19
Long-run | Post-model adjustments - overlays | 2021
Financial instruments
GDP (as a percent year over year)	(1.26%)
CPI (as a percent year over year)	4.13%
Unemployment rates (as a percent of active population)	5.33%
Peso/USD (Exchange rate at end of period)	22.45
Loans Mortgage (as a percent year over year)	4.76
Loans - Consumer (as a percent year over year)	(11.37)
Deposits Total (as a percent year over year)	(0.17)
Stock markets (level)	38,183.86
Long-run | Post-model adjustments - overlays | 2022
Financial instruments
GDP (as a percent year over year)	(0.06%)
CPI (as a percent year over year)	2.63%
Unemployment rates (as a percent of active population)	4.56%
Peso/USD (Exchange rate at end of period)	22.66
Loans Mortgage (as a percent year over year)	6.69
Loans - Consumer (as a percent year over year)	3.09
Deposits Total (as a percent year over year)	2.58
Stock markets (level)	39,479.06
Long-run | Post-model adjustments - overlays | 2023
Financial instruments
GDP (as a percent year over year)	2.15%
CPI (as a percent year over year)	3.25%
Unemployment rates (as a percent of active population)	4.36%
Peso/USD (Exchange rate at end of period)	22.95
Loans Mortgage (as a percent year over year)	7.75
Loans - Consumer (as a percent year over year)	4.88
Deposits Total (as a percent year over year)	4.68
Stock markets (level)	41,531.98